Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Entity File Number	001-37850
Entity Registrant Name	ATOMERA INCORPORATED
Entity Central Index Key	0001420520
Entity Tax Identification Number	30-0509586
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	750 University Avenue
Entity Address, Address Line Two	Suite 280
Entity Address, City or Town	Los Gatos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95032
City Area Code	(408)
Local Phone Number	442-5248
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock: Par value $0.001
Trading Symbol	ATOM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false